ANNUAL REPORT


                                 Regional
                                Bank Fund

                             October 31, 1997



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

The stock market in 1997 has been anything but dull. Investors have been treated to record-breaking performance by the Dow Jones Industrial Average, but with record-breaking volatility. After two years of strong advances amid relatively little volatility, the market's recent sharp drops and enormous rebounds have caused a fair share of investor concern.

The latest round came in October and was largely due to uncertainty in foreign markets. Southeast Asia sneezed and the rest of the world caught a cold. On October 27, the Dow experienced its largest one-day point decline, dropping 554 points. In percentage terms, however, that roughly 7% decline didn't even register on the list of 10 largest drops. The next day, the market bounced right back, as the Dow had a record one-day vault of 337 points. In short order, the U.S. market had stabilized, yet many markets remained edgy as investors sorted out the Asian turmoil and its implications on economic growth, interest rates and corporate earnings.

In the face of such uncertainty, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and
Chief Executive Officer, flush right, next to second paragraph.



By James K. Schmidt, CFA, Portfolio Manager
John Hancock
Regional Bank Fund

Stock market and bank stocks advance, despite nervous environment; earnings fundamentals stay on track

The last 12 months were rewarding for stock investors, albeit occasionally nerve-wracking. The markets brought their 1996 winning streak into the beginning of 1997, but saw their progress slowed by inflationary concerns and rising interest rates in March and April. After a mild sell-off, stocks resumed their upward trajectories in the spring and summer, as investors basked in the warm sunshine of a benign economic expansion that drove corporate earnings higher and eased inflationary concerns. This positive tack stayed its course until very recently, when trepidations over the slowdown in Asia spooked investors. Despite recent softness, the Standard & Poor's 500 Stock Index, a commonly used gauge for the broader stock market, returned 32.10% for the last 12 months, including reinvested dividends.

Over the same period, financial stocks outperformed the broader market. After early lethargy caused by rising interest rates in the spring, bank stocks then rose smartly due to record earnings and merger activity. For the year ended October 31, 1997, John Hancock Regional Bank Fund's Class A and Class B shares posted total returns of 46.79% and 45.78%, respectively at net asset value. These results surpassed the average financial services fund's average return of 41.27%, according to Lipper Analytical Services, Inc.1 Please see pages seven and eight for longer-term performance information.

"...financial
    stocks
    outperformed
    the broader
    market."

A 2 1/4" x 3 1/2" photo of portfolio management team at bottom right. Caption reads: "Jim Schmidt (standing) and Fund management team members (l - r): Jay McKelvey, Tom Finucane and Patricia Ouimet".

Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) Summit Bancorp 2.8%; 2) U.S. Bancorp 2.3%; 3) Union Planters Corp. 1.9%; 4) Chase Manhattan Corp. 1.9%; 5) First American Corp. 1.8%. Footnote below states "As a percentage of total net assets on October 31, 1997."

"...the
 [earnings]
 results have
 been even
 better than
 anticipated."

Earnings trends positive again

We had expected strong earnings from the banking industry in 1997, and the results have been even better than anticipated. The favorable variance resulted from commercial loan growth that was a few percentage points higher than we had forecast, coupled with very low levels of problem loans. The economy has been ideal for running a bank -- moderate growth, quarter after quarter. Importantly, the strength of the economy has reached all regions of the country and therefore bank investors are not faced with credit "land mines" exploding due to localized economic difficulties. This contrasts with the situation during the last prolonged expansion when, in the midst of a generally ebullient economy, regional recessions crept through the farm states, the energy states, and the real estate boom states sequentially.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is City National Corp. followed by an up arrow and the phrase "Rebounding California economy helps revenue and earnings grow." The second listing is RCSB Financial followed by an up arrow and the phrase "Succesful merger with charter one." The third listing is First Hawaiian, Inc. followed by a horizontal arrow and the phrase "Sluggish island economy produces disappointing results." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."

Improved efficiency ratios (non-interest expense divided by revenues) have also contributed to earnings gains. The style in the industry has become to use healthy profits to fund share buyback programs, rather than adding additional overhead. We feel that stock repurchases are excellent, shareholder-friendly uses of excess capital. On average we think that the earnings per share of our companies will grow 12% in 1997 and 8% to 10% in 1998.

The consolidation beat goes on

In the first 10 months of 1997, a record 32 of the Fund's holdings were taken over, topping the record 30 mergers that occurred in the portfolio during 1996. The recent rash of merger activity got going at the end of August with the announcement of NationsBank's acquisition of Barnett Banks. This deal was noteworthy because of the size of the target (Barnett's assets exceed $40 billion) and the ground-breaking pricing of the transaction (over five times tangible book value). As lofty as the price was, we believe that it was justifiable because the transaction is non-dilutive to the earnings of NationsBank. The key to the transaction is the 50% or greater expense savings that can be achieved by eliminating redundancies in the organizations. The arithmetic of this merger illustrates an interesting point -- that the largest regional banks find acquisitions to be affordable, even though deals are being struck at higher prices than ever before. This is because, while the absolute level of price-earnings and price-book ratios is high, the relative ratios between target bank and acquiring bank are much narrower than usual. Thus, the number of shares that would have to be issued in a merger has declined even as the stated price has gotten higher. As the chart on this page shows, the price-earnings multiples that superregional banks are selling at in 1997 are significantly closer to the median multiple of a smaller bank than was the case in mid 1995.

Bar chart with heading "Price / Earnings Ratio Differential" at top of left hand column. Under the heading is the footnote: "Small and Super regional banks." The chart is scaled in increments of 5% from bottom to top, with 20% at the top and 0% at the bottom. Within the chart there are two sets of two bars. The left bar in each is solid and the right one is shaded. There is a key showing that the solid bars represent Small Bank Median, and the shaded bars represent Superregional Bank Median. The two left bars have August 1995 under them. The first bar is solid, and represents 11.10%. The next bar is shaded, and represents 8.60%. The second set of two bars have September 1997 written under them. The first bar is solid, and represents 16.80%. The second bar is shaded, and represents 16.00%.

Although the affordability of bank mergers hasn't looked better in many years, we find that the high profitability most banks are experiencing is impinging on the willingness of managements to accept a merger proposal. Being a bank CEO currently is a satisfying position: bonuses and stock options are remunerative, shareholders are happy, and the annual report essays can brag about record earnings. The incentive to disrupt this lifestyle just isn't there the way it used to be. Numerous bankers have told us they are looking for acquisitions, but are having more trouble finding receptive sellers.

Troubles in the Far East

Economic bliss in the United States contrasts with some of the difficulties the economies and currencies of fast-growing Pacific Rim nations have experienced recently. These problems have been lurking in the background all year and leaped onto the front pages when the Hong Kong dollar, heretofore a pillar of stability, came under attack in October. The direct exposure of our holdings to emerging markets is very little, since we own no banks based in emerging markets and only 5% of the Fund is invested in banks that derive over 10% of their earnings from them.

Portfolio strategy and tactics

The Fund's basic concept has remained the same since we started investing in 1985. We seek relatively underfollowed, inexpensive regional bank and thrift stocks that have solid earnings fundamentals and may be in the path of consolidation. The Fund is diversified geographically because the interstate banking laws are now uniform and there are currently no major regional recessions to be avoided. In fact, several of our top-performing stocks were our California banks, which we have been adding to over the last year or so in anticipation of economic recovery there. Most notably, City National Corp. and Imperial Bancorp. have seen their stock prices rise nicely in the last 12 months in tandem with the robust economy in southern California. These banks have also benefited from disarray among merging competitors.

Due to enormous inflows of new investor money, the Fund was closed to new investors on March 12. The cash position, which was over 20% of net assets at that point, was at 10% by the end of October. We have principally been adding to existing positions, especially some of the mid-sized and smaller names that had not run up as fast in price early in the year. At the same time, we have cut back our positions in several stocks that we deemed excessively priced due to takeover speculation or pressure from the company's buyback program. The cases where we sold a bank holding due to deteriorating asset quality have been few and far between lately, and we don't see signs of that changing any time soon.


"In the first
 10 months
 of 1997, a
 record 32 of
 the Fund's
 holdings
 were taken
 over..."

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1997." The chart is scaled in increments of 10% from bottom to top, with 50% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 46.79% total return for the John Hancock Regional Bank Fund:
Class A. The second represents the 45.78% total return for John Hancock Regional Bank Fund: Class B. The third represents the 41.27% total return for the average financial services fund. A footnote below reads: "Total returns for John Hancock Regional Bank Fund are at net asset value with all distributions reinvested. The average financial services fund is tracked by Lipper Analytical Services, Inc. (1)" See the following two pages for historical performance information."

Outlook

Our outlook for bank stocks remains positive. The key factors that have caused the stocks to perform well this year are still in place: earnings growth, merger activity, and a backdrop of low inflation. The recent turmoil in Asian markets that marked the Fund's fiscal year end could keep markets more volatile in the short term, as investors try to determine the potential effects of slowing Asian economies on the U.S. In our view, the slowdown we anticipate in some of these countries will have only a moderate impact on the domestic economy. If anything, we were worried that domestic growth was too rapid to be sustained. A slight slowdown, therefore, could further reduce the need for interest-rate hikes and keep the economy on the moderate growth path that we, as bank investors, love.

"Our outlook
for bonds
remains
positive."

--------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to different, and sometimes greater, risks than the market as a whole.

1Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE
The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Regional Bank Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Prior to August 1992, different sales charges were in effect for Class A shares and are not reflected in the performance data. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for risks associated with industry segment investing before you invest or send money.

CLASS A

For the period ended September 30, 1997

                                                        SINCE
                                ONE         FIVE      INCEPTION
                                YEAR        YEARS      (1/3/92)
                              --------     -------    ---------
Cumulative Total Returns       45.77%       252.76%     350.57%
Average Annual Total Returns   45.77%        28.68%      29.97%

CLASS B

For the period ended September 30, 1997

                                ONE         FIVE       TEN
                                YEAR        YEARS      YEARS
                              --------     -------   ---------
Cumulative Total Returns      47.34%      257.26%     647.93%
Average Annual Total Returns  47.34%       29.00%      22.29%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. Past performance is not indicative of future results.

Regional Bank Fund
Class A shares

Line chart with the heading Regional Bank Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Regional Bank Fund, before sales charge, and is equal to $47,555 as of October 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Regional Bank Fund on January 3, 1992, after sales charge, and is equal to $45,177 as of October 31, 1997. The third line represents the Standard & Poor's 500 Stock Index and is equal to $25,905 as of October 31, 1997.


Regional Bank Fund
Class B shares

Line chart with the heading Regional Bank Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the Regional Bank Fund, before sales charge, and is equal to $94,022 as of October 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Standard & Poor's 500 Stock Index and is equal to $48,661 as of October 31, 1997.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds - Regional Bank Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.


Statement of Assets and Liabilities
October 31, 1997
----------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common and preferred stocks and warrants
Unaffiliated Issuers (cost - $3,046,442,624)                        $5,535,326,479
Affiliated Issuers - Note E (cost - $160,339,085)                      281,098,230
Bonds (cost - $16,728,434)                                              17,443,373
Joint repurchase agreement (cost - $289,650,000)                       289,650,000
Short-term notes (cost - $332,968,759)                                 332,383,412
Corporate savings account                                                      884
                                                                     -------------
                                                                     6,455,902,378
Receivable for investments sold                                            608,105
Receivable for shares sold                                               7,767,503
Dividends receivable                                                     9,308,219
Interest receivable                                                      7,533,150
Foreign tax receivable                                                       4,966
Other assets                                                                58,521
                                                                     -------------
Total Assets                                                         6,481,182,842
----------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                       25,432,661
Payable for shares repurchased                                           4,931,435
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                  5,492,492
Accounts payable and accrued expenses                                      734,488
                                                                     -------------
Total Liabilities                                                       36,591,076
----------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                      3,777,914,480
Accumulated net realized gain on investments and
foreign currency transactions                                           51,955,393
Net unrealized appreciation of investments                           2,609,778,714
Undistributed net investment income                                      4,943,179
                                                                     -------------
Net Assets                                                          $6,444,591,766
==================================================================================
Net Asset Value Per Share:
(Based on net assets and shares of beneficial
interest outstanding - unlimited number of shares
authorized with no par value, respectively)
Class A - $1,596,836,363/32,767,337                                         $48.73
==================================================================================
Class B - $4,847,755,403/99,997,220                                         $48.48
==================================================================================
Maximum Offering Price Per Share*
Class A - ($48.73 x 105.26%)                                                $51.29
==================================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 1997
----------------------------------------------------------------------------------
Investment Income:
Dividends (including $11,323,375 received from
affiliated issuers and net of foreign withholding
taxes of $31,326)                                                     $102,142,475
Interest                                                                43,308,969
                                                                       -----------
                                                                       145,451,444
                                                                       -----------
Expenses:
Investment management fee - Note B                                      38,590,925
Distribution and service fee - Note B
Class A                                                                  3,895,640
Class B                                                                 38,135,767
Transfer agent fee - Note B                                              9,455,661
Financial services fee - Note B                                            936,142
Registration and filing fees                                               705,670
Custodian fee                                                              642,115
Trustees' fees                                                             317,282
Printing                                                                   251,782
Miscellaneous                                                              114,421
Legal fees                                                                  68,346
Auditing fee                                                                36,000
                                                                       -----------
Total Expenses                                                          93,149,751
----------------------------------------------------------------------------------
Net Investment Income                                                   52,301,693
----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold (including
$1,096,573 gain on sales of investments in
affiliated issuers)                                                     59,108,632
Net realized loss on foreign currency transactions                          (1,803)
Change in net unrealized appreciation/depreciation
of investments                                                       1,780,828,190
                                                                       -----------
Net Realized and Unrealized
Gain on Investments and
foreign currency transactions                                        1,839,935,019
----------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                           $1,892,236,712
==================================================================================

See notes to financial statements.





Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 YEAR ENDED OCTOBER 31,
                                                                                           ----------------------------------
                                                                                               1996                  1997
                                                                                           ------------          ------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                                       $38,837,758           $52,301,693
Net realized gain on investments sold and foreign currency transactions                      32,654,655            59,106,829
Change in net unrealized appreciation/depreciation of investments                           550,720,765         1,780,828,190
                                                                                         --------------        --------------
Net Increase in Net Assets Resulting from Operations                                        622,213,178         1,892,236,712
                                                                                         --------------        --------------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.6039 and $0.6125 per share, respectively)                                     (12,903,706)         (19,020,629)
Class B - ($0.4021 and $0.3392 per share, respectively)                                     (23,862,840)         (31,890,024)
Distributions from net realized gain on investments sold
Class A - ($0.2154 and $0.3143 per share, respectively)                                      (4,107,407)          (8,142,308)
Class B - ($0.2154 and $0.3143 per share, respectively)                                     (10,792,198)         (24,538,932)
                                                                                         --------------        --------------
Total Distributions to Shareholders                                                         (51,666,151)         (83,591,893)
                                                                                         --------------        --------------
From Fund Share Transactions - Net:*                                                        975,731,251         1,366,590,293
                                                                                         --------------        --------------
Net Assets:
Beginning of period                                                                       1,723,078,376         3,269,356,654
                                                                                         --------------        --------------
End of period (including undistributed net investment income
of $4,107,673 and $4,943,179, respectively)                                              $3,269,356,654        $6,444,591,766
                                                                                         ==============        ==============

*Analysis of Fund Share Transactions:

                                                                              YEAR ENDED OCTOBER 31,
                                                     ------------------------------------------------------------------------
                                                                   1996                                  1997
                                                     ------------------------------         ---------------------------------
                                                       SHARES               AMOUNT              SHARES               AMOUNT
                                                     ----------        -------------         ----------        --------------
CLASS A
Shares sold                                          31,732,595         $957,001,609         38,788,657        $1,491,103,323
Shares issued to shareholders in reinvestment
of distributions                                        470,777           13,828,404            559,414            22,095,071
                                                     ----------        -------------         ----------        --------------
                                                     32,203,372          970,830,013         39,348,071         1,513,198,394
Less shares repurchased                             (24,808,137)        (750,988,300)       (31,907,187)       (1,238,344,932)
                                                     ----------        -------------         ----------        --------------
Net increase                                          7,395,235         $219,841,713          7,440,884          $274,853,462
                                                     ==========        =============         ==========        ==============
CLASS B
Shares sold                                          33,358,085         $990,153,270         40,654,404        $1,573,447,820
Shares issued to shareholders in reinvestment
of distributions                                        757,733           22,085,406            929,268            35,725,726
                                                     ----------        -------------         ----------           -----------
                                                     34,115,818        1,012,238,676         41,583,672         1,609,173,546
Less shares repurchased                              (8,681,596)        (256,349,138)       (12,781,798)         (517,436,715)
                                                     ----------        -------------         ----------           -----------
Net increase                                         25,434,222         $755,889,538         28,801,874        $1,091,736,831
                                                     ==========        =============         ==========        ==============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of
Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated, investment returns, key ratios and supplemental data are as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------------------------
                                               1993            1994          1995             1996            1997
                                            --------        --------       --------         --------        --------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period          $17.47          $21.62         $21.52           $27.14          $33.99
                                            --------        --------       --------         --------        --------
Net Investment Income(1)                        0.26            0.39           0.52             0.63            0.64
Net Realized and Unrealized Gain
on Investments                                  5.84            0.91           5.92             7.04           15.02
                                            --------        --------       --------         --------        --------
Total from Investment Operations                6.10            1.30           6.44             7.67           15.66
                                            --------        --------       --------         --------        --------
Less Distributions:
Dividends from Net Investment Income           (0.26)          (0.34)         (0.48)           (0.60)          (0.61)
Distributions from Net Realized Gain
on Investments Sold                            (1.69)          (1.06)         (0.34)           (0.22)          (0.31)
                                            --------        --------       --------         --------        --------
Total Distributions                            (1.95)          (1.40)         (0.82)           (0.82)          (0.92)
                                            --------        --------       --------         --------        --------
Net Asset Value, End of Period                $21.62          $21.52         $27.14           $33.99          $48.73
                                            ========        ========       ========         ========        ========
Total Investment Return
at Net Asset Value(2)                         37.45%           6.44%         31.00%           28.78%          46.79%
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)     $94,158        $216,978       $486,631         $860,843      $1,596,836
Ratio of Expenses to Average Net Assets        1.35%           1.34%          1.39%            1.36%           1.30%
Ratio of Net Investment Income
to Average Net Assets                          1.29%           1.78%          2.23%            2.13%           1.55%
Portfolio Turnover Rate                          35%             13%            14%               8%              5%
Average Broker Commission Rate(3)                N/A             N/A            N/A          $0.0694         $0.0694


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains, dividends and total investment return of the Fund. It shows how the
Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


See notes to financial statements.





Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------------------------
                                               1993            1994          1995             1996            1997
                                            --------        --------       --------         --------        --------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period          $17.44          $21.56         $21.43           $27.02          $33.83
                                            --------        --------       --------         --------        --------
Net Investment Income(1)                        0.15            0.23           0.36             0.42            0.35
Net Realized and Unrealized Gain
on Investments                                  5.83            0.91           5.89             7.01           14.95
                                            --------        --------       --------         --------        --------
Total from Investment Operations                5.98            1.14           6.25             7.43           15.30
                                            --------        --------       --------         --------        --------
Less Distributions:
Dividends from Net Investment Income           (0.17)          (0.21)         (0.32)           (0.40)          (0.34)
Distributions from Net Realized Gain
on Investments Sold                            (1.69)          (1.06)         (0.34)           (0.22)          (0.31)
                                            --------        --------       --------         --------        --------
Total Distributions                            (1.86)          (1.27)         (0.66)           (0.62)          (0.65)
                                            --------        --------       --------         --------        --------
Net Asset Value, End of Period                $21.56          $21.43         $27.02           $33.83          $48.48
                                            ========        ========       ========         ========        ========
Total Investment Return at
Net Asset Value(2)                            36.71%           5.69%         30.11%           27.89%          45.78%
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)    $171,808        $522,207     $1,236,447       $2,408,514      $4,847,755
Ratio of Expenses to Average Net Assets        1.88%           2.06%          2.09%            2.07%           2.00%
Ratio of Net Investment Income to
Average Net Assets                             0.76%           1.07%          1.53%            1.42%           0.84%
Portfolio Turnover Rate                          35%             13%            14%               8%              5%
Average Broker Commission Rate(3)                N/A             N/A            N/A          $0.0694         $0.0694

(1) Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

See notes to financial statements.






Schedule of Investments
October 31, 1997
-------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Regional Bank Fund on October 31, 1997.
It's divided into four main categories: common stocks, warrants and other; preferred stocks; bonds; and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the
Fund's "cash" position, are listed last.


                                                                                                         MARKET
ISSUER, DESCRIPTION, STATE                               NUMBER OF SHARES                                VALUE
--------------------------                               ----------------                              ----------
COMMON STOCKS, WARRANTS AND OTHER
Money Center Banks (3.29%)
Bankers Trust New York Corp. (NY)                                 476,695                             $56,250,010
Chase Manhattan Corp. (NY)                                      1,033,708                             119,264,060
Morgan (J.P.) & Co., Inc. (NY)                                    336,000                              36,876,000
                                                                                                -----------------
                                                                                                      212,390,070
                                                                                                -----------------
Superregional Banks (16.10%)
Banc One Corp. (OH)                                             1,409,640                              73,477,485
BankAmerica Corp. (CA)                                          1,440,374                             102,986,741
BankBoston Corp. (MA)                                           1,418,750                             115,007,422
Bank of New York Co., Inc. (NY)                                 2,079,449                              97,864,069
Barnett Banks, Inc. (FL)                                          878,000                              60,582,000
First Chicago NBD Corp. (IL)                                    1,203,213                              87,533,746
First Union Corp. (NC)                                          1,452,738                              71,274,958
Fleet Financial Group, Inc. (MA)                                  853,648                              54,900,237
KeyCorp. (OH)                                                     678,005                              41,485,431
Mellon Bank Corp. (PA)                                            596,402                              30,751,978
NationsBank Corp. (NC)                                          1,938,989                             116,096,989
Norwest Corp. (MN)                                              2,445,432                              78,406,664
PNC Bank Corp. (PA)                                             1,766,900                              83,927,750
Wachovia Corp. (NC)                                               315,000                              23,723,438
                                                                                                   --------------
                                                                                                    1,038,018,908
                                                                                                   --------------
Regional Banks (48.39%)
ABC Bancorp. (GA)                                                 173,000                               2,962,625
American Bancorp. (WV)                                            148,000                               3,330,000
American Bancshares, Inc. * (FL)                                   82,000                               1,014,750
AmSouth Bancorp. (AL)                                             703,440                              33,809,061
ANB Corp. (IN)                                                    137,500                               3,368,750
Associated Banc-Corp. (WI)                                        397,446                              19,921,971
Atlantic Bank & Trust Co.* (MA)                                    79,500                               1,212,375
BancFirst Corp. (OK)                                              345,600                              10,972,800
BancFirst Ohio Corp. (OH)                                          81,000                               3,483,000
BancorpSouth, Inc. (MS)                                           162,000                               6,156,000
Banknorth Group, Inc. (VT)                                        416,500                              25,198,250
BB&T Corp. (NC)                                                 1,844,014                             100,383,512
Brenton Banks, Inc. (IA)                                          191,686                               6,157,913
Bryn Mawr Bank Corp. (PA)                                          90,200                               4,239,400
BT Financial Corp. (PA)                                           102,364                               4,683,130
California Community Bancshares. (CA)                              60,020                               1,620,540
California State Bank (CA)                                        165,100                               4,911,725
Carnegie Bancorp. (NJ)                                             85,660                               2,227,147
CB Bancshares, Inc. (HI)                                          145,100                               6,166,750
CCB Financial Corp. (NC)                                          525,433                              47,814,357
Central Fidelity Banks, Inc. (VA)                                 357,500                              16,623,750
Centura Banks, Inc. (NC)                                          470,525                              27,231,634
Chittenden Corp. (VT)                                             120,200                               5,048,400
Citizens Banking Corp. (MI)                                        78,400                               3,341,800
City National Corp. (CA)                                          494,800                              14,874,925
CNB Bancshares, Inc. (IN)                                          89,571                               3,571,644
Colonial BancGroup, Inc. (AL)                                     605,800                              17,984,688
Comerica, Inc. (MI)                                               824,098                              65,155,248
Commerce Bancshares, Inc. (MO)                                    525,833                              30,761,230
Commercial Bankshares, Inc. (FL)                                  171,950                               3,911,862
Community Bank System, Inc. (NY)                                  150,000                               4,387,500
Community First Bankshares, Inc. (ND)                             377,875                              18,043,531
Compass Bancshares, Inc. (AL)                                   1,590,250                              59,932,547
CoreStates Financial Corp. (PA)                                 1,445,924                             105,190,971
Crestar Financial Corp. (VA)                                    1,623,220                              76,798,596
Cullen / Frost Bankers, Inc. (TX)                                 893,200                              45,106,600
Deposit Guaranty Corp. (MS)                                       818,400                              30,178,500
Evergreen Bancorp., Inc. (NY)                                     291,100                               5,749,225
F & M National Corp.* (VA)                                        146,150                               4,548,919
First American Corp. (TN)                                       2,505,600                             119,016,000
First of America Bank Corp. (MI)                                1,524,307                              84,980,115
First Citizens BancShares, Inc.
(Class A) (NC)                                                     73,344                               7,187,712
First Colonial Group, Inc. (PA)                                    30,358                                 979,029
First Commerce Corp. (LA)                                       1,206,387                              77,510,365
First Hawaiian, Inc. (HI)                                         833,500                              32,506,500
First Merchants Corp. (IN)                                        110,100                               3,708,994
First Oak Brook Bancshares, Inc.
(Class A) (IL)                                                     23,500                                 869,500
First Republic Bank * (CA)                                        274,162                               7,745,076
First Security Corp. (UT)                                       1,032,500                              29,942,500
First Source Corp. (IN)                                           108,751                               3,045,028
First State Bancorp. (NM)                                         107,500                               2,002,187
First Tennessee National Corp. (TN)                             1,529,800                              88,154,725
First Virginia Bank, Inc. (VA)                                    120,249                               5,584,063
First Western Bancorp., Inc. (PA)                                 233,750                               6,311,250
Firstar Corp. (WI)                                              1,197,400                              43,256,075
Firstbank Corp. (MI)                                               49,835                               2,167,822
FirstMerit Corp. (OH)                                             110,000                               2,805,000
Firstbank of Illinois Co. (IL)                                    262,912                               8,347,456
F.N.B. Corp. (PA)                                                 207,774                               6,908,485
FNB Rochester Corp. (NY)                                          225,337                               4,084,233
Franklin Bank, NA (MI)                                             81,075                               1,256,663
Fulton Financial Corp. (PA)                                       243,727                               7,068,083
GBC Bancorp. (CA)                                                  35,000                               1,890,000
Grand Premier Financial, Inc. (IL)                                199,118                               2,588,534
Greater Bay Bancorp. (CA)                                          41,959                               1,930,114
Hancock Holdings Co. (MS)                                         337,700                              18,489,075
Harleysville National Corp. (PA)                                   43,575                               1,655,850
Hibernia Corp. (Class A) (LA)                                   1,540,600                              27,441,937
HUBCO, Inc. (NJ)                                                  760,064                              26,459,728
Huntington Bancshares, Inc. (OH)                                  378,172                              12,219,683
Imperial Bancorp.* (CA)                                           276,100                              12,044,862
Independent Bank Corp. (MA)                                       974,000                              14,610,000
Interchange Financial Services Corp. (NJ)                         210,750                               5,031,656
Keystone Financial, Inc. (PA)                                     150,245                               5,164,672
LSB Bancshares, Inc. (NC)                                          18,408                                 471,705
Magna Group, Inc. (MO)                                            603,000                              23,818,500
Mainstreet BankGroup, Inc. (VA)                                   237,700                               6,774,450
Marshall & Ilsley Corp. (WI)                                      551,480                              28,608,025
Mercantile Bancorp., Inc. (MO)                                  2,003,262                              97,283,411
Mercantile Bankshares Corp. (MD)                                  663,750                              23,646,094
Merchants Bancorp., Inc. (IL)                                     141,600                               3,327,600
MetroBanCorp. (IN)                                                 75,000                                 675,000
Michigan Financial Corp. (MI)                                      64,630                               1,955,045
Mississippi Valley Bancshares, Inc. (MO)                          117,700                               6,120,400
National City Bancshares, Inc. (IN)                                76,899                               3,479,680
National City Corp. (OH)                                          870,746                              52,027,074
North Fork Bancorp., Inc. (NY)                                  2,941,418                              86,587,992
North Valley Bancorp. (CA)                                         78,400                               2,528,400
Old Kent Financial Corp. (MI)                                     715,827                              45,186,579
One Valley Bancorp., Inc. (WV)                                    327,606                              13,104,240
Pacific Bank N.A. * (CA)                                           66,923                               2,660,189
Pacific Century Financial Corp. (HI)                              844,133                              42,523,200
Peoples Bank Corp. of Indianapolis (IN)                            71,100                               2,381,850
Pinnacle Financial Services, Inc. (MI)                            233,136                               9,150,588
Premier Financial Bancorp., Inc. (KY)                              35,000                                 918,750
Prime Bancshares, Inc.* (TX)                                       39,900                                 760,594
Princeton National Bancorp., Inc. (IL)                             49,500                               1,218,938
Provident Financial Group, Inc. (OH)                              202,375                               9,309,250
Provident Bankshares Corp. (MD)                                   329,900                              17,814,600
Regions Financial Corp. (AL)                                    1,089,480                              40,038,390
Republic Bancorp., Inc. (MI)                                       96,691                               1,643,747
Republic New York Corp. (NY)                                      619,600                              65,561,425
Riggs National Corp. (DC)                                         385,000                               8,855,000
Seacoast Banking Corp. (Class A) (FL)                             172,800                               5,702,400
SierraWest Bancorp. (CA)                                           77,500                               2,131,250
Signet Banking Corp. (VA)                                         943,100                              50,750,569
Silicon Valley Bancshares * (CA)                                  195,000                              10,651,875
Simmons First National Corp.
(Class A) (AR)                                                    303,500                              10,850,125
Southtrust Corp. (AL)                                           1,108,100                              53,188,800
Southwest Bancorp., Inc. (OK)                                     121,500                               3,067,875
State Financial Services Corp.
(Class A) (WI)                                                    187,220                               4,820,915
State Street Corp. (MA)                                           465,000                              25,923,750
Sterling Bancshares, Inc. (TX)                                    241,088                               4,701,206
Summit Bancorp. (NJ)                                            4,243,225                             181,132,684
Surety Capital Corp. * (TX)                                        95,000                                 653,125
Susquehanna Bancshares, Inc. (PA)                                 713,262                              21,665,333
Synovus Financial Corp. (GA)                                      321,200                               6,986,100
TCF Financial Corp. (MN)                                          744,833                              42,362,377
Texas Regional Bancshares, Inc.
(Class A) (TX)                                                    405,500                              11,556,750
Trans Financial, Inc. (KY)                                        157,000                               5,024,000
TriCo Bancshares (CA)                                             224,050                               5,965,331
Trustmark Corp. (MS)                                              152,000                               4,693,000
UnionBanCal Corp. (CA)                                            741,800                              67,874,700
Union Planters Corp. (TN)                                       2,065,239                             122,494,488
U.S. Bancorp. (OR)                                              1,451,777                             147,627,574
U.S. Trust Corp. (NY)                                              87,500                               5,118,750
USBANCORP., Inc. (PA)                                              75,500                               4,907,500
UST Corp. (MA)                                                    345,000                               8,926,875
Vectra Banking Corp. * (CO)                                       292,150                               7,632,419
Vermont Financial Services Corp. (VT)                             779,672                              20,368,931
Wells Fargo & Co. (CA)                                            341,966                              99,640,343
Westamerica Bancorp. (CA)                                         267,700                              23,557,600
Western Bancorp. (CA)                                             177,827                               5,668,224
West Coast Bancorp. (OR)                                          105,437                               3,110,392
Whitney Holding Corp. (LA)                                        447,300                              22,141,350
Zions Bancorp. (UT)                                               713,574                              27,740,192
                                                                                                   --------------
                                                                                                    3,120,106,117
                                                                                                   --------------
Thrifts (16.49%)
Acadiana BancShares, Inc. (LA)                                     25,000                                 575,000
Afsala Bancorp., Inc. (NY)                                         60,000                               1,125,000
Ahmanson (H.F.) & Co. (CA)                                      1,150,000                              67,850,000
ALBANK Financial Corp. (NY)                                        92,500                               4,278,125
Ambanc Holding Co., Inc. * (NY)                                   185,000                               2,960,000
American National Bancorp., Inc. (MD)                             142,300                               2,854,894
Andover Bancorp Inc. (MA)                                          86,500                               3,178,875
Astoria Financial Corp. (NY)                                      630,198                              32,927,827
Bank Plus Corp. * (CA)                                            723,644                               8,683,728
Bank United Corp. (Class A) (TX)                                  293,600                              12,331,200
BankUnited Financial Corp.
(Class A) (FL)                                                    128,760                               1,689,975
Bayonne Bancshares, Inc. (NJ)                                      40,000                                 510,000
Bay View Capital Corp. (CA)                                       757,400                              23,100,700
Bedford Bancshares, Inc. (VA)                                      20,000                                 500,000
Big Foot Financial Corp. * (IL)                                    15,000                                 281,250
BostonFed Bancorp., Inc. (MA)                                     325,700                               6,676,850
Calumet Bancorp., Inc. * (IL)                                     138,000                               6,969,000
Camco Financial Corp. (OH)                                         21,259                                 483,642
Cameron Financial Corp. (MO)                                      115,000                               2,199,375
Capital Savings Bancorp., Inc. (MO)                                51,502                                 952,787
Catskill Financial Corp. (NY)                                     225,000                               3,993,750
CCF Holding Co. (GA)                                               44,700                                 938,700
CENFED Financial Corp. (CA)                                       187,150                               7,556,181
CFX Corp. (NH)                                                    149,317                               3,676,931
Charter Financial, Inc. (IL)                                       62,500                               1,335,937
Charter One Financial, Inc. (OH)                                1,588,885                              92,353,941
Coast Savings Financial, Inc. * (CA)                              321,100                              18,844,556
Coastal Bancorp., Inc. (TX)                                        90,000                               2,531,250
Commercial Federal Corp. (NE)                                   1,297,200                              62,914,200
Commonwealth Bancorp., Inc. (PA)                                  241,873                               4,414,182
CSB Financial Group, Inc. * (IL)                                   40,000                                 505,000
Dime Bancorp., Inc. (NY)                                        1,502,500                              36,060,000
Dime Community Bancorp., Inc. (NY)                                335,000                               7,076,875
D & N Financial Corp. * (MI)                                       40,600                               1,020,075
Downey Financial Corp. (CA)                                        65,000                               1,706,250
Eagle Bancshares, Inc. (GA)                                       174,000                               3,175,500
Eagle Financial Corp. (CT)                                         10,000                                 502,500
East Texas Financial Services, Inc. (TX)                           44,000                                 863,500
Elmira Savings Bank (NY)                                           34,950                               1,017,919
Falmouth Co-Operative Bank (MA)                                    55,000                               1,127,500
Fed One Bancorp., Inc. (WV)                                        15,000                                 369,375
Fidelity Financial of Ohio (OH)                                    55,000                                 825,000
Financial Bancorp., Inc. (NY)                                      45,000                               1,091,250
First Bell Bancorp., Inc. (PA)                                    120,000                               2,100,000
First Colorado Bancorp., Inc. (CO)                                645,000                              13,141,875
First Defiance Financial Corp. (OH)                               362,200                               5,749,925
First Federal Bancorp. * (MN)                                      56,000                               1,407,000
First Federal Bancshares
of Arkansas, Inc. (AR)                                            110,000                               2,365,000
First Federal Capital Corp. (WI)                                  159,917                               4,357,738
First Financial Holdings, Inc. (SC)                                84,000                               3,244,500
First Independence Corp. (KS)                                      71,000                               1,047,250
First Indiana Corp. (IN)                                           56,748                               1,418,700
First Keystone Financial, Inc. (PA)                                18,000                                 540,000
First Mutual Bancorp., Inc. (IL)                                  238,000                               4,373,250
First Savings Bank of Washington
Bancorp., Inc. (WA)                                               120,000                               2,850,000
First Southern Bancshares. (AL)                                    35,000                                 516,250
Flagstar Bancorp, Inc. * (MI)                                     400,000                               7,550,000
Flushing Financial Corp. (NY)                                     105,000                               2,283,750
FMS Financial Corp. (NJ)                                           24,000                                 702,000
Fort Bend Holdings Corp. (TX)                                      78,000                               1,521,000
Fort Thomas Financial Corp. (KY)                                   60,000                                 817,500
Frankfort First Bancorp. (KY)                                     145,000                               1,395,625
GA Financial, Inc. (PA)                                           420,000                               8,190,000
Golden State Bancorp., Inc. * (CA)                                851,900                              28,325,675
Golden West Financial Corp. (CA)                                  100,000                               8,675,000
GreenPoint Financial Corp. (NY)                                 1,692,000                             108,922,500
Harbor Federal Bancorp., Inc. (MD)                                115,000                               2,357,500
HF Financial Corp. (SD)                                           150,000                               3,862,500
Highland Federal Bank * (CA)                                       90,500                               2,997,812
HMN Financial, Inc.* (MN)                                         110,000                               2,695,000
Home Bancorp of Elgin Inc. (IL)                                    60,000                               1,053,750
Home Federal Bancorp. (IN)                                        223,800                               8,224,650
IBS Financial Corp. (NJ)                                           18,250                                 280,594
Industrial Bancorp., Inc. (OH)                                    150,000                               2,625,000
InterWest Bancorp, Inc. (WA)                                      124,500                               4,762,125
ISB Financial Corp. (LA)                                          350,000                               8,618,750
Kankakee Bancorp., Inc. (IL)                                       31,020                                 977,130
Kentucky First Bancorp., Inc. (KY)                                 65,000                                 893,750
Klamath First Bancorp., Inc. (OR)                                 415,000                               9,285,625
Landmark Bancshares, Inc. (KS)                                    100,000                               2,300,000
Life Bancorp., Inc. (VA)                                          100,000                               3,031,250
Little Falls Bancorp., Inc. (NJ)                                  125,000                               2,281,250
Logansport Financial Corp. (IN)                                   117,500                               1,806,562
Long Island Bancorp., Inc. (NY)                                   803,300                              35,746,850
MAF Bancorp., Inc. (IL)                                           452,829                              14,547,132
Marion Capital Holdings, Inc. (IN)                                 52,500                               1,404,375
Marshalltown Financial Corp. * (IA)                                20,000                                 343,124
MASSBANK Corp. (MA)                                                76,400                               3,304,299
MFB Corp. (IN)                                                     90,000                               2,058,750
Medford Savings Bank (MA)                                         102,500                               3,664,375
Mid Continent Bancshares, Inc. (KS)                                10,000                                 402,500
Midwest Federal Financial Corp. (WI)                               15,000                                 375,000
Mississippi View Holding Co. (MN)                                  70,000                               1,233,750
ML Bancorp, Inc. (PA)                                             265,000                               7,287,500
Monterey Bay Bancorp., Inc. (CA)                                   65,000                               1,186,250
New Hampshire Thrift Bancshares, Inc.
(NH)                                                               40,000                                 900,000
North Central Bancshares, Inc. (IA)                               115,000                               2,084,375
Northeast Indiana Bancorp., Inc. (IN)                              94,500                               1,890,000
NS & L Bancorp. (MO)                                               35,000                                 647,500
Ocean Financial Corp. (NJ)                                         50,000                               1,875,000
PALFED, Inc. (SC)                                                 233,600                               5,840,000
Pamrapo Bancorp., Inc. (NJ)                                       120,000                               2,970,000
Park Bancorp, Inc. * (IL)                                          25,000                                 431,250
Patriot Bank Corp. (PA)                                           158,000                               2,765,000
Peekskill Financial Corp. (NY)                                    142,000                               2,378,500
PennFirst Bancorp., Inc. (PA)                                     156,299                               2,871,994
Peoples Heritage Financial Group, Inc.
(ME)                                                              888,450                              34,982,719
Permanent Bancorp., Inc. (IN)                                      60,000                               1,545,000
PFF Bancorp., Inc. * (CA)                                         600,000                              11,550,000
Piedmont Bancorp., Inc. (NC)                                       20,000                                 220,000
Pittsburgh Home Financial Corp. (PA)                               90,000                               1,710,000
Prestige Bancorp Inc. (PA)                                         82,000                               1,517,000
Primary Bank * (NH)                                               110,250                               3,114,563
Progress Financial Corp. (PA)                                      34,125                                 516,141
PVF Capital Corp.* (OH)                                             2,722                                  53,760
QCF Bancorp., Inc. * (MN)                                          70,000                               1,890,000
Quaker City Bancorp., Inc.* (CA)                                   93,750                               1,921,875
RedFed Bancorp., Inc.* (CA)                                        30,000                                 581,250
River Bank America * (NY)                                         145,000                                 833,750
River Valley Bancorp. * (IN)                                       15,000                                 247,500
St. Paul Bancorp., Inc. (IL)                                      323,625                               7,767,000
SFS Bancorp., Inc. (NY)                                            74,000                               1,702,000
SIS Bancorp, Inc. (MA)                                            142,500                               4,862,813
Sistersville Bancorp., Inc.* (WV)                                  10,000                                 151,875
Skaneateles Bancorp, Inc. (NY)                                     46,100                               1,429,100
Sobieski Bancorp., Inc. (IN)                                       40,000                                 750,000
Southern Banc Co., Inc. (AL)                                       55,500                                 957,375
Southern Financial Bancorp., Inc. (VA)                             64,098                               1,273,948
Southern Missouri Bancorp., Inc. (MO)                              80,000                               1,500,000
South Street Financial Corp. (NC)                                  55,000                                 962,500
Sovereign Bancorp., Inc. (PA)                                     312,832                               5,552,768
Statewide Financial Corp. (NJ)                                    205,000                               4,407,500
Sterling Financial Corp. * (WA)                                   261,877                               5,564,886
Tappan Zee Financial, Inc. (NY)                                    87,500                               1,793,750
Teche Holding Co. (LA)                                             81,000                               1,690,875
TeleBanc Financial Corp. * (VA)                                   100,000                               1,862,500
Texarkana First Financial Corp. (AR)                              124,800                               3,252,600
TF Financial Corp (PA)                                             50,000                               1,176,560
TR Financial Corp (NY)                                             65,000                               2,128,750
Virginia First Financial Corp. (VA)                               260,000                               6,305,000
Washington Bancorp. * (IA)                                         25,000                                 440,625
Washington Federal, Inc. (WA)                                   1,026,335                              30,276,883
Washington Mutual, Inc. (WA)                                    1,424,983                              97,522,274
Webster Financial Corp. (CT)                                      105,000                               6,470,625
WesterFed Financial Corp. (MT)                                    287,426                               6,970,080
WSFS Financial Corp. * (DE)                                       239,400                               4,309,200
York Financial Corp. (PA)                                          55,000                               1,526,250
                                                                                                   --------------
                                                                                                    1,063,075,205
                                                                                                   --------------
Other - Financial (4.47%)
Apartment Investment & Management Co.
(Class A)                                                        155,000                                5,492,812
Associates First Capital Corp. (Class A)                         232,000                               14,761,000
Beacon Properties Corp.                                          200,000                                8,425,000
Cali Realty Corp.                                                132,000                                5,346,000
Capital One Financial Corp.                                      768,100                               35,044,562
CapMac Holdings, Inc.                                             37,500                                1,125,000
CB Commercial Real Estate Services
Group, Inc. *                                                    140,000                                5,250,000
Delta Financial Corp. *                                          120,200                                2,193,650
Donaldson, Lufkin & Jenrette, Inc.                                40,000                                2,810,000
Edwards (A.G.), Inc.                                             186,750                                6,127,734
Enhance Financial Services Group, Inc.                           115,000                                6,073,437
EVEREN Capital Corp.                                              39,500                                1,491,125
Fannie Mae                                                       580,000                               28,093,750
Financial Federal Corp. *                                         66,600                                1,265,400
Financial Security Assurance
Holdings Ltd.                                                     85,000                                3,697,500
Highwood Properties, Inc.                                        110,000                                3,795,000
HomeSide, Inc. *                                                 220,000                                5,898,750
IMC Mortgage Co. *                                                49,400                                  858,325
Imperial Credit Industries, Inc.*                                 89,200                                2,241,150
Innkeepers USA Trust                                             105,000                                1,752,187
Interra Financial, Inc.                                           47,200                                2,601,900
Interstate/Johnson Lane, Inc.                                     35,300                                  953,100
Investors Financial Services Corp.                                65,000                                2,860,000
ITLA Capital Corp. *                                             245,600                                4,912,000
Legg Mason, Inc.                                                  53,600                                2,629,750
Lehman Brothers Holdings, Inc.                                   232,500                               10,942,031
Lomas Financial Corp. *                                          180,000                                    2,813
Matrix Capital Corp. *                                            89,500                                1,364,875
McDonald & Co., Investments                                      153,400                                3,748,713
Morgan Keegan, Inc.                                               94,200                                1,672,050
Nationwide Financial Services, Inc. *
(Class A)                                                         66,000                                2,008,875
Old Guard Group, Inc. *                                           28,000                                  493,500
Penncorp Financial Group, Inc.                                   121,000                                3,940,063
Prentiss Properties Trust                                        249,500                                6,845,656
Prime Retail, Inc.                                               390,431                                5,832,063
Raymond James Financial, Inc.                                    115,050                                3,451,500
Salomon, Inc.                                                    225,000                               17,479,688
Sirrom Capital Corp.                                             231,600                               11,666,850
SLM Holding Corp.                                                242,000                               33,970,750
Southern Pacific Funding Corp. *                                 196,900                                2,584,313
Temple-Inland, Inc.                                               96,207                                5,519,859
Travelers Property Casualty Corp.
(Class A)                                                        243,000                                8,778,375
Trenwick Group, Inc.                                             209,500                                7,306,313
Ugly Duckling Corp. *                                            159,700                                1,896,438
WFS Financial, Inc. *                                            147,450                                1,916,850
Willis Lease Finance Corp. *                                      74,000                                1,341,250
                                                                                                   --------------
                                                                                                      288,461,957
                                                                                                   --------------
Banks - Foreign (0.79%)
Allied Irish Banks PLC, American
Depositary Receipt, ADR (Ireland)                                103,000                                5,240,125
Popular, Inc. (Puerto Rico)                                      702,000                               32,292,000
Royal Bank of Canada (Canada)                                    173,000                                9,287,938
Toronto Dominion Bank (Canada)                                   105,000                                3,832,500
                                                                                                   --------------
                                                                                                       50,652,563
                                                                                                   --------------
WARRANTS (0.11%)
Golden State Bancorp, Inc. * (CA)                                310,000                                6,820,000
                                                                                                   --------------
OTHER (0.00%)
California Federal Bank, Inc. * (CA)
Contingent Litigation Participation Int.                          10,833                                  219,368
California Federal Bank * (CA)
Secondary Contingent Litigation
Participation Int.                                                   833                                   18,543
                                                                                                   --------------
                                                                                                          237,911
                                                                                                   --------------
                             TOTAL COMMON STOCKS,
                               WARRANTS AND OTHER
                            (Cost $3,179,479,528)                (89.64%)                           5,779,762,731
                                                          --------------                           --------------
PREFERRED STOCKS
California Federal Bank,
Ser B, 10.625% (CA)                                              13,333                                $1,453,297
California Federal Bank, 11.50% (CA)                             30,000                                 3,450,936
Chevy Chase Pref. Capital Corp.
Ser A, 10.375% (MD)                                              18,000                                   938,250
Chevy Chase Savings, 13.00% (MD)                                 50,000                                 1,525,000
Community Bank, Ser B, 13.00% (CA)                               40,000                                 1,120,000
CRIIMI MAE, Inc. Ser B, 10.875% (MD)                             15,000                                   543,750
FirstFederal Financial Corp.,
Ser A, 7.00% (OH)                                                10,000                                 1,255,000
First Preferred Cap I, 9.25% (MO)                               100,000                                 2,662,500
First Source Capital Trust I, 9.00% (IN)                         40,000                                 1,040,000
First Source Capital Trust II,
7.24% (IN)**                                                     40,000                                 1,000,000
First Washington Realty Trust,
Ser A, 9.75% (MD)                                               113,498                                 3,497,157
Golden State Bancorp, Inc.
Ser A, 8.75% (CA)                                               100,000                                 8,300,000
IFC Capital Trust I, 9.25% (IN)                                 160,000                                 4,400,000
Riggs National Corp.,
Ser B, 10.75% (DC)                                               64,300                                 1,840,588
Southwest Bancorp., Inc.
Ser A, 9.20% (OK)                                                20,000                                   518,750
Sterling Bancshares Capital Trust I,
9.28% (TX)                                                       60,000                                 1,548,750
Walden Residential, Ser B, 9.16% (TX)                            56,000                                 1,568,000
                                                                                                   --------------
                           TOTAL PREFERRED STOCKS
                               (Cost $27,302,181)                (0.57%)                               36,661,978
                                                          --------------                           --------------



                                                INTEREST                 PAR VALUE                       MARKET
                                                  RATE                (000s OMITTED)                     VALUE
                                              -----------           ------------------                ------------
BONDS
BFC Capital Trust I,
Capital Securities
Ser A 01-15-27                                      9.650%                       $1,000                 $1,063,000
Bank Plus Corp.,
Sr Note 07-18-07                                   12.000                         1,000                  1,120,000
BankUnited Capital Trust,
Pref Sec, Ser A 12-31-26                           10.250                         2,000                  2,060,000
CIT Group Holdings,
Sr Note 11-09-98                                    5.875                         7,235                  7,234,711
Hydro Quebec,
Deb 10-28-98                                        9.300                         1,000                  1,031,772
IBM Credit Corp.,
Note 08-17-98                                       5.820                         1,000                    998,590
Imperial Capital Trust I,
Capital Securities
12-31-26                                            9.980                         1,500                  1,702,500
Susquehanna Bancshares, Inc.,
Conv Sub Deb 02-01-05                               9.000                         2,000                  2,232,800
                                                                                                    --------------
                                              TOTAL BONDS
                                       (Cost $16,728,434)                        (0.27%)                17,443,373
                                                                         --------------             --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.49%)
Investment in joint repurchase
agreement transaction with
Aubrey G. Lanston & Co. -
Dated 10-31-97, Due 11-03-97
(Secured by U.S. Treasury
Notes, 5.00% thru 9.25%
Due 02-28-98 thru 04-30-02)
- Note A                                            5.680                       289,650                289,650,000
                                                                                                    --------------
Short-Term Notes (5.16%)
American General Finance
Corp., Due 03-01-98                                 7.250                        10,000                 10,040,800
Associates Corp. of North
America, Due 01-15-98                               8.125                           900                    903,744
Associates Corp. of North
America, Due 01-15-98                               8.375                         3,700                  3,716,946
Associates Corp. of North
America, Due 02-01-98                               6.125                           205                    205,090
Bear Stearns Co., Inc.,
Due 11-07-97                                        5.620                        10,000                  9,990,633
Beneficial Corp.,
Due 11-13-97                                        6.790                        10,000                 10,030,300
Beneficial Corp.,
Due 11-24-97                                        6.890                         1,800                  1,806,660
Canadian Imperial Bank of
Commerce, Due 03-17-98                              5.940                        11,000                 10,999,010
Chrysler Financial Corp.
Due 12-18-97                                        5.920                         1,000                  1,000,230
Chrysler Financial Corp.,
Due 06-29-98                                        6.250                         1,000                  1,002,210
Chrysler Financial Corp.,
Due 10-15-98                                        5.375                           500                    497,455
CIT Group Holdings, Inc.,
Due 04-01-98                                        5.625                         2,500                  2,498,325
CIT Group Holdings, Inc.,
Due 04-15-98                                        8.750                         5,000                  5,043,000
Countrywide Home Loans,
Due 11-10-97                                        5.520                        10,000                  9,986,200
Federal Home Loan Bank,
Due 11-05-97                                        5.775                         5,000                  5,000,000
Federal Home Loan Bank,
Due 01-02-98                                        5.8925                        5,000                  4,999,370
Federal Home Loan Bank,
Due 01-15-98                                        5.815                         4,000                  3,997,480
Federal Home Loan Bank,
Due 03-17-98                                        5.815                           500                    499,685
Federal Home Loan Bank,
Due 03-17-98                                        5.850                        50,000                 50,000,000
Federal Home Loan Bank
Due 08-13-98                                        5.800                        25,000                 25,000,000
Federal Home Loan Bank,
Due 09-16-98                                        5.900                        10,000                 10,000,000
Federal Home Loan Bank,
Due 04-02-98                                        5.910                        27,550                 27,532,643
Federal Home Loan Bank,
Due 04-07-98                                        7.035                           780                    784,750
Federal Home Loan Bank,
Due 11-05-98 +                                      5.905                        10,500                 10,493,385
Federal National Mortgage
Association, Due 01-16-98                           5.600                           650                    649,694
Federal National Mortgage
Association, Due 05-11-98                           8.150                         2,000                  2,024,380
Ford Motor Credit Co.,
Due 12-01-97                                        8.000                        11,000                 11,140,250
Ford Motor Credit Co.,
Due 12-15-97                                        9.375                         1,410                  1,423,903
Ford Motor Credit Co.,
Due 02-26-98                                        6.250                         5,540                  5,547,211
Ford Motor Credit Co.,
Due 05-08-98                                        9.050                         1,000                  1,015,740
General Motors Acceptance
Corp., Due 12-22-97                                 5.700                         1,000                    999,040
General Motors Acceptance
Corp., Due 04-15-98                                 7.000                         1,000                  1,004,810
General Motors Acceptance
Corp., Due 05-18-98                                 7.500                         2,000                  2,017,060
General Motors Acceptance
Corp., Due 06-04-98                                 6.500                         1,055                  1,057,532
GTE Corp.,
Due 11-10-97                                        5.620                        11,800                 11,783,421
GTE Corp.,
Due 03-01-98                                        8.850                       11,890                  12,008,187
GTE Finance Corp.,
Due 12-15-97                                        5.810                        5,000                   4,999,681
International Lease Finance,
Due 01-15-98                                        8.125                       30,785                  30,929,074
International Lease Finance,
Due 02-13-98                                        5.870                          500                     499,840
International Lease Finance,
Due 03-01-98                                        5.625                          483                     482,759
International Lease Finance,
Due 04-30-98                                        6.000                        2,000                   2,001,200
International Lease Finance,
Due 07-01-98                                        5.980                        1,000                   1,000,300
NBD Bancorp, Inc.,
Due 02-28-98                                        7.500                       10,000                  10,053,200
Norwest Corp.,
Due 03-15-98                                        5.750                        1,000                     999,790
Philip Morris Cos., Inc.,
Due 05-15-98                                        9.000                        1,000                   1,018,430
Student Loan Marketing
Association, Due 03-17-98                           5.700                        1,000                     999,370
Sears Roebuck Acceptance
Corp., Due 03-02-98                                 7.400                        1,000                   1,004,970
Sears Roebuck Acceptance
Corp., Due 04-15-98                                 9.250                        7,620                   7,696,154
Societe Generale N.A., Inc.,
Due 03-04-98                                        5.870                        9,000                   9,000,000
Swedish Export Credit Corp.,
Due 04-24-98                                        5.750                        5,000                   4,999,500
                                                                                                    --------------
                                   TOTAL SHORT-TERM NOTES
                                      (Cost $332,968,759)                                              332,383,412
                                                                                                    --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account
Current Rate 4.95%                                                                                            884
                                                                                                   --------------
                                         TOTAL SHORT-TERM
                                              INVESTMENTS                        (9.65%)               622,034,296
                                                                         --------------             --------------
                                        TOTAL INVESTMENTS                      (100.13%)            $6,455,902,378
                                                                         ==============             ==============

*  Non-income producing security.

** Variable rate as of October 31, 1997.

+  This security having a value of $10,493,385 or 0.16% of the Fund's net assets, has been purchased as a forward commitment. The Fund has agreed on the trade date, to take delivery of and make payment on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, the Fund's investment in Federal Home Loan Bank, 5.815% due 01-15-98, valued at $3,997,480 and Federal Home Loan Bank, 5.90% due 09-16-98, valued at $10,000,000 has been segregated to cover the forward commitment.

See Note A of the Notes to Financial Statements for valuation policy.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

NOTE A --
ACCOUNTING POLICIES

John Hancock Investment Trust II (the "Trust") (formerly Freedom Investment Trust) is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Regional Bank Fund (the "Fund"), John Hancock Disciplined Growth Fund and John Hancock Financial Industries Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in the stocks of regional banks and financial lending institutions. The Board of Trustees voted to temporarily suspend accepting new investors in the Fund at the close of business on March 12, 1997.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended October 31, 1997.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00PM, London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

NOTE B -
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") acted as Co-Distributors for shares of the Fund. For the year ended October 31, 1997, JH Funds received net sales of $13,953,243 with regard to sales of Class A shares. Out of this amount, $2,179,219 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,843,803 was paid as sales commissions to unrelated broker-dealers, and $930,221 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1997, the contingent deferred sales charges received by JH Funds amounted to $7,693,431.

In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and officers of the Adviser, and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1997, the Fund's investments to cover the defined compensation liability had unrealized appreciation of $6,122.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 1997, aggregated $1,544,328,015, and $222,958,743, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1997.

The cost of investments owned at October 31, 1997 (including the short-term investments) for Federal income tax purposes was $3,846,672,705. Gross unrealized appreciation and depreciation of investments aggregated $2,616,705,942 and $7,476,269, respectively, resulting in net unrealized appreciation of $2,609,229,673.

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $6,875,968, a decrease in undistributed net investment income of $555,534 and an increase in capital paid-in of $7,431,502. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles, and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income in the financial highlights excludes these adjustments.

NOTE E --
TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 1997 is set forth below.


                                                      ACQUISITIONS              DISPOSITIONS
                                 Beginning -----------------------------------------------------
                                   Share            Share                   Share
Affiliate                         Amount            Amount     Cost         Amount         Cost
---------                      -----------------------------------------------------------------
ABC Bancorp (GA)                    130,000         43,000   $  173,988         --    $       --
BancFirst Corp. (OK)                302,100         43,500    1,286,000         --            --
Banknorth Group, Inc. (VT)          386,500         30,000    1,220,000         --            --
Bay View Capital Corp. (CA)         294,000        488,400    5,327,481     25,000       821,750
BostonFed Bancorp., Inc. (MA)       325,700             --           --         --            --
Bryn Mawr Bank Corp. (PA)            79,200         11,000      381,250         --            --
CCF Holding Co. (G.A.)               49,000             --           --      4,300        49,450
California Community
Bancshares (CA)                       5,000         55,020      694,678         --            --
Calumet Bancorp, Inc.* (IL)         138,000             --           --         --            --
Collective Bancorp, Inc. (NJ)     1,242,900             --           --         --            --
Commercial Bankshares,
Inc. (FL)                           159,000         12,950       83,963         --            --
Commercial Federal
Corp. (NE)                          360,200        937,000   25,307,132         --            --
Community Bank, Ser B,
13.00% (CA)                          40,000             --           --          --           --
First Federal Bancorp. (MN)          42,000         14,000      252,000          --           --
First Independence Corp. (KS)        35,500         35,500           --          --           --
First Mutual Bancorp., Inc. (IL)    185,000         83,000    1,297,750      30,000      382,500
First Source Capital Trust II,
7.42% (IN)                               --         40,000    1,000,000          --           --
First Washington Realty Trust,
Ser. A, 9.75% (MD)                  113,498             --           --          --           --
FNB Rochester Corp. (NY)            168,737         56,600      797,600          --           --
GA Financial, Inc. (PA)             420,000             --           --          --           --
Harbor Federal Bancorp.,
Inc. (MD)                            80,000         35,000      608,125          --           --
HF Financial Corp. (SD)             150,000             --           --          --           --
Home Federal Bancorp. (IN)           46,000        177,800    4,208,501          --           --
IFC Capital Trust I, 9.25% (IN)         --         160,000    4,000,000          --           --
Independent Bank Corp. (MA)         480,000        494,000    5,101,125          --           --
ISB Financial Corp. (LA)            335,000         15,000      279,375          --           --
Landmark Bancshares, Inc. (KS)      100,000             --           --          --           --
Logansport Financial
Corp. (IN)                           50,000         67,500      818,438          --           --
MFB Corp. (IN)                      100,000             --           --      10,000      152,500
Mississippi View Holding
Co. (MN)                             40,000         30,000    1,896,800          --           --
Northeast Indiana Bancorp.,
Inc. (IN)                            55,000         60,000      817,500      20,500      279,313
North Fork Bancorp., Inc. (NY)      727,309      2,214,109   26,953,259          --           --
Prestige Bancorp Inc. (PA)           40,000         42,000      583,000          --           --
Primary Bank (NH)                    80,000         30,250      465,938          --           --
Prime Retail, Inc.                  340,431         50,000      643,750          --           --
QCF Bancorp, Inc.* (MN)              50,000         20,000      360,000          --           --
Roosevelt Financial Group,
Inc. (MD)                         1,943,123            --            --      90,000    1,580,001
SFS Bancorp., Inc. (NY)              45,000         49,000      784,000      20,000      320,000
Simmons First National
Corp. (AR)                          189,000        114,500      624,375          --           --
Sobieski Bancorp., Inc. (IN)         40,000            --            --          --           --
State Financial Services
Corp. (Class A) (WI)                 57,600        131,020    2,355,324       1,400       29,750
Sterling Bancshares Capital
Trust I, 9.28% (TX)                      --         60,000    1,500,000          --           --
Tappan Zee Financial,
Inc. (NY)                            67,500         30,000      442,500      10,000      121,250
Texarkana First Financial
Corp. (AR)                           96,800         28,000      462,000          --           --
TriCo Bancshares (CA)               183,050         41,000    1,039,781          --           --
Union Planters Corp. (TN)         1,831,939        324,800   14,019,560      91,500    4,175,381
Vectra Banking
Corporation (CO)                     50,000        247,150    2,792,713       5,000       89,625
Vermont Financial
Services Corp. (VT)                 359,200        422,972    1,180,626       2,500       88,697
Virginia First Financial
Corp. (VA)                          260,000             --           --          --           --
WesterFed Financial
Corp. (MT)                          230,000         57,426           --          --           --
                                                           -----------                ----------
                                                           $109,758,532               $8,090,217
                                                           ============               ==========



                                      Ending
                                      Share        Realized      Dividend      Ending
Affiliate                             Amount      Gain (Loss)     Income        Value
---------                            --------------------------------------------------
ABC Bancorp (GA)                     173,000*(1)  $     --   $    59,270    $        --
BancFirst Corp. (OK)                 345,600            --       129,040     10,972,800
Banknorth Group, Inc. (VT)           416,500            --       458,980     25,198,250
Bay View Capital Corp. (CA)          757,400*      453,208       228,816     23,100,700
BostonFed Bancorp., Inc. (MA)        325,700            --        78,168      6,676,850
Bryn Mawr Bank Corp. (PA)             90,200(1)         --        46,548             --
CCF Holding Co. (G.A.)                44,700        14,513        34,653        938,700
California Community
Bancshares (CA)                       60,020            --        28,512      1,620,540
Calumet Bancorp, Inc.* (IL)          138,000            --            --      6,969,000
Collective Bancorp, Inc. (NJ)             --(1, 2)      --     1,006,925             --
Commercial Bankshares,
Inc. (FL)                            171,950            --        57,563      3,911,862
Commercial Federal
Corp. (NE)                         1,297,200*           --       303,023     62,914,200
Community Bank, Ser B,
13.00% (CA)                           40,000            --       130,000      1,120,000
First Federal Bancorp. (MN)           56,000            --            --      1,407,000
First Independence Corp. (KS)         71,000*           --        16,863      1,047,250
First Mutual Bancorp., Inc. (IL)     238,000        53,750        71,120      4,373,250
First Source Capital Trust II,
7.42% (IN)                            40,000            --        39,468      1,000,000
First Washington Realty Trust,
Ser. A, 9.75% (MD)                   113,498(1)         --       276,663             --
FNB Rochester Corp. (NY)             225,337            --        80,991      4,084,233
GA Financial, Inc. (PA)              420,000            --       159,600      8,190,000
Harbor Federal Bancorp.,
Inc. (MD)                            115,000            --        44,800      2,357,500
HF Financial Corp. (SD)              150,000            --        56,250      3,862,500
Home Federal Bancorp. (IN)           223,800*           --        70,185      8,224,650
IFC Capital Trust I, 9.25% (IN)      160,000            --       260,012      4,400,000
Independent Bank Corp. (MA)          974,000            --       265,425     14,610,000
ISB Financial Corp. (LA)             350,000            --       142,225      8,618,750
Landmark Bancshares, Inc. (KS)       100,000            --        40,000      2,300,000
Logansport Financial
Corp. (IN)                           117,500            --        40,250      1,806,562
MFB Corp. (IN)                        90,000        37,500        37,600      2,058,750
Mississippi View Holding
Co. (MN)                              70,000            --        $8,800     $1,233,750
Northeast Indiana Bancorp.,
Inc. (IN)                             94,500        18,803        24,320      1,890,000
North Fork Bancorp., Inc. (NY)     2,941,418*           --     1,495,155             --
Prestige Bancorp Inc. (PA)            82,000            --         7,230      1,517,000
Primary Bank (NH)                    110,250            --            --      3,114,563
Prime Retail, Inc.                   390,431(1)         --       445,959             --
QCF Bancorp, Inc.* (MN)               70,000            --            --      1,890,000
Roosevelt Financial Group,
Inc. (MD)                                --(1,3)   113,125     1,064,768            --
SFS Bancorp., Inc. (NY)              74,000          9,989        18,240      1,702,000
Simmons First National
Corp. (AR)                          303,500*            --       155,890     10,850,125
Sobieski Bancorp., Inc. (IN)         40,000             --         8,800        750,000
State Financial Services
Corp. (Class A) (WI)                187,220*            --        51,595      4,820,915
Sterling Bancshares Capital
Trust I, 9.28% (TX)                  60,000             --        33,253      1,548,750
Tappan Zee Financial,
Inc. (NY)                            87,500         17,500        20,000      1,793,750
Texarkana First Financial
Corp. (AR)                          124,800             --        59,874      3,252,600
TriCo Bancshares (CA)               224,050(1)          --       126,912             --
Union Planters Corp. (TN)         2,065,239(1)     350,939     3,027,776             --
Vectra Banking
Corporation (CO)                    292,150*        27,246            --      7,632,419
Vermont Financial
Services Corp. (VT)                 779,672*            --       467,422     20,368,931
Virginia First Financial
Corp. (VA)                          260,000(1)          --        26,000             --
WesterFed Financial
Corp. (MT)                          287,426*            --       118,431      6,970,080
                                                ----------   -----------   ------------
                                                $1,096,573   $11,323,375   $281,098,230
                                                ==========   ===========   ============

*   Shares reflect stock split.

(1) As of October 31, 1997, no longer an affiliated issuer.

(2) Acquired by Summit Bancorp. effective August 1, 1997.

(3) Acquired by Mercantile Bancorp., Inc. effective July 2, 1997.




REPORT OF INDEPENDENT AUDITORS
To the Shareholders of John Hancock Regional Bank Fund and the Trustees of John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Regional Bank Fund (the "Fund") (a series of John Hancock Investment Trust II) at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

December 15, 1997



TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 1997.

The Fund designated a distribution to shareholders of $18,396,588 as a capital gain dividend. All of this amount is a 28% rate gain distribution.

With respect to the dividends paid by the Fund for the fiscal year ended October 31, 1997, 58.41% of the dividends qualify for the corporate dividends received deduction.

Shareholders will receive a 1997 U.S. Treasury Department Form 1099-DIV in January 1998. This will reflect the tax character of all distributions received during calendar year 1997.



NOTES

John Hancock Funds - Regional Bank Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Regional Bank Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



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                                                  0100A 10/97
                                                        12/97